Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary Of Borrowings
Borrowings consisted of the following:

	As of December 31,
	2024	2025
Current
Short-term borrowings:
Bank loans (i)	4,609,123	4,282,000

Long-term borrowings, current portion:
Bank loans (ii)	1,188,998	1,569,033
Asset-backed securities (iii)	587,470	268,917
Asset-backed notes (iv)	82,145	—

Total current borrowings	6,467,736	6,119,950

Non-Current
Long-term borrowings:
Bank loans (ii)	5,431,711	6,586,490
Asset-backed securities (iii)	232,807	2,375

Total non-current borrowings	5,664,518	6,588,865

Total borrowings	12,132,254	12,708,815

Summary Of Bank Loans

		As of December 31, 2024				As of December 31, 2025
Ref.	Company	Outstanding loan	Current portion according to the repayment schedule	Long-term portion	Effective interest rate	Outstanding loan	Current portion according to the repayment schedule	Long-term portion	Effective interest rate
1	Zhaoqing Xiaopeng	1,491,800	234,800	1,257,000	4.05%	1,257,000	505,000	752,000	3.63%
2	Zhaoqing Xiaopeng New Energy	1,241,825	743,325	498,500	3.04%	1,284,200	527,792	756,408	3.26%
3	Guangzhou Xiaopeng Motors Financing Lease Co., Ltd.	157,500	17,500	140,000	3.80%	140,000	140,000	—	3.80%
4	Guangdong Xiaopeng Motors Technology Group Co., Ltd.	500,000	2,000	498,000	2.35%	1,690,000	56,000	1,634,000	2.25%
5	Wuhan Xiaopeng	2,077,006	174,906	1,902,100	3.81%	2,099,658	222,571	1,877,087	3.15%
6	Guangzhou Pengyue Automobile Development Co., Ltd.	323,720	6,467	317,253	3.43%	865,806	17,670	848,136	3.08%
7	Guangzhou Xiaopeng New Energy Motors Co., Ltd.	828,858	10,000	818,858	4.56%	818,859	100,000	718,859	4.00%

	TOTAL	6,620,709	1,188,998	5,431,711	—	8,155,523	1,569,033	6,586,490	—